Other assets, net	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, net
(11)	Other assets, net
The following table provides a reconciliation of Other assets, net reported on the Condensed Consolidated Statement of Financial Position.

(dollars in thousands)	As of March 31, 2023 (Successor)	As of December 31, 2022 (Predecessor)
Fixed assets, net:
Leasehold improvements	$5,491	$2,571
Office equipment and furniture	5,840	2,895
Foreign currency translation difference	84	—
Accumulated depreciation and amortization	(7,515)	(4,491)

Fixed assets, net	3,900	975
Accrued income	11,121	—
Prepaid expenses	10,473	1,898
Sundry receivables	8,743	—
Other receivables (1)	9,497	579
Interest rate swap	187	241
Other assets	7,173	124

Other assets, net	$51,094	$3,817

(1)	Other receivables as of March 31, 2023 (Successor) includes a $1.8 million receivable due from a related party. Refer to Note 16 (Related Party Transactions) for further details.